UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-4204
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PC&J Preservation Fund
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                    (Exact name of registrant as specified in charter)

120 West Third Street, Suite 300     Dayton, OH
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45402-1819
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          (Address of principal executive offices)               (Zip Code)

PC&J Service Corp.   120 West Third Street, Suite 300    Dayton, OH  45402-1819
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               (Name and address of agent for service)

Registrant's telephone number, including area code:  937-223-0600
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Date of fiscal year end:  December 31
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Date of reporting period: June 30, 2010
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Form  N-PX  is  to  be used by a registered management investment company, other
than  a  small business investment company registered on Form N-5 (   239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the
clearance requirements of 44 U.S.C.   3507.

April 19, 2010     OPPENHEIMER SENIOR FLOATING RATE-CL A
2010 Special Meeting of Shareholders

Friday, May 21, 2010

For holders as of:  02/26/2010

Cusip:  68381K-101             Ticker:  xosax

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

01  DIRECTOR
1)   WILLIAM L. ARMSTRONG
2)   GEORGE C. BOWEN
3)   EDWARD L. CAMERON
4)   JON S. FOSSEL
5)   SAM FREEDMAN
6)   RICHARD F. GRABISH
7)   BEVERLY L. HAMILTON
8)   ROBERT J. MALONE
9)   F.W. MARSHALL, JR.
10)   WILLIAM F. GLAVIN, JR.
 For  For All Nominees

1)   WILLIAM L. ARMSTRONG
2)   GEORGE C. BOWEN
3)   EDWARD L. CAMERON
4)   JON S. FOSSEL
5)   SAM FREEDMAN
6)   RICHARD F. GRABISH
7)   BEVERLY L. HAMILTON
8)   ROBERT J. MALONE
9)   F.W. MARSHALL, JR.
10)   WILLIAM F. GLAVIN, JR.

02 PROPOSAL: TO APPROVE THE CONVERSION OF THE FUND FROM A CLOSED-END INVESTMENT COMPANY TO AN OPEN-END INVESTMENT COMPANY, INCLUDING IN CONNECTION THEREWITH THE ELIMINATION OF CERTAIN FUNDAMENTAL INVESTMENT POLICIES REGARDING QUARTERLY REPURCHASES.
 For  For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PC&J Preservation Fund
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By: /s/________________________________________________________
          James M. Johnson, President

Date: August 5, 2010
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By: /s/_________________________________________________________
          Kathleen Carlson, Treasurer

Date:  August 5, 2010
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